Borrowings (Tables)	3 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Finance income, net
Finance income for the three months ended March 31, 2022 and 2021 is comprised of:

	Three months ended March 31,
	2022	2021
	$	$
Interest on contingent consideration	16	18
Interest on lease obligations	75	85
Interest and amortization of deferred financing costs on credit facility	—	12
Interest income	(110)	(117)
	(19)	(2)